Other Investments	12 Months Ended
Mar. 31, 2022
Disclosure Of Other Investments [Abstract]
Other Investments
9)	OTHER INVESTMENTS

	As at March 31
Particulars	2021	2022
Financial assets measured at FVOCI
- Equity securities (unlisted)	5,409	452

Financial assets measured at FVTPL
- Equity securities (unlisted) (refer note 8 (b))	—	3,412
- Other securities	—	68

Financial assets measured at amortised cost
- Other securities	99	99
Total	5,508	4,031

In August 2011, the Company had invested USD 4,825 and acquired 19.98% equity interest in Le Travenues Technology Private Limited (‘Ixigo’), which owns and operates www.ixigo.com, an online travel booking platform. The investment had been classified and measured at fair value through other comprehensive income. During the year ended March 31, 2022, the Company has sold its entire stake in Ixigo for a cash consideration of USD 38,500 which represents its fair value on the date of disposal. The Company has recorded gain of USD 33,543 in ‘other comprehensive income’ in the year ended March 31, 2022. Transaction related costs of USD 624 has been recorded in the statement of profit or loss and other comprehensive income.

Pursuant to above, the Company has transferred cumulative gain of USD 33,655 from ‘fair value reserve’ to ‘accumulated deficit’ within the equity attributable to the owners of the Company.

The Group’s exposure to risks and fair value measurement is disclosed in note 5 and 35.